united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

Quantified Managed Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares				Value
	EXCHANGE TRADED FUNDS - 83.4%
	DEBT FUNDS - 83.4%
1,350	iShares 1-3 Year Credit Bond ETF			$ 142,465
24,074	iShares 3-7 Year Treasury Bond ETF			2,989,268
28,505	iShares 7-10 Year Treasury Bond ETF			3,089,657
38,802	iShares Core U.S. Aggregate Bond ETF			4,323,707
7,851	iShares Intermediate Credit Bond ETF			868,870
41,863	iShares US Preferred Stock ETF			1,679,125
39,404	Market Vectors High Yield Municipal Index ETF			1,234,921
26,702	Peritus High Yield ETF			1,105,196
26,269	PIMCO Total Return Active Exchange-Traded Fund			2,893,005
36,061	PowerShares Build America Bond Portfolio			1,095,173
4,506	PowerShares Emerging Markets Sovereign Debt Portfolio			128,060
112,903	PowerShares Preferred Portfolio			1,683,384
16,327	ProShares Ultra 20+ Year Treasury			1,411,796
9,121	SPDR Barclays High Yield Bond ETF			357,726
17,563	SPDR Barclays Short Term Corporate Bond ETF			540,062
102,240	SPDR Nuveen Barclays Municipal Bond ETF			2,476,253
34,721	Vanguard Total Bond Market ETF			2,894,690
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,937,644)			28,913,358

	SHORT - TERM INVESTMENTS - 16.0%
	MONEY MARKET FUNDS - 16.0%
3,203,272	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.08% (a)			3,203,272
3,203,272	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.10% (a)			3,203,272
	TOTAL SHORT - TERM INVESTMENTS (Cost - $6,406,544)			6,406,544

	TOTAL INVESTMENTS - 99.4% (Cost - $35,344,188) (b)			$ 35,319,902
	OTHER ASSETS LESS LIABILITIES - 0.6%			207,221
	NET ASSETS - 100.0%			$ 35,527,123

	ETF - Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $35,560,020 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appeciation:	$ 78,353
			Unrealized Depeciation:	(318,471)
			Net Unrealized Depeciation:	$ (240,118)
	FUTURES CONTRACT
	OPEN SHORT FUTURES CONTRACT
No. of Contracts	Name	Expiration	Notional Value at March 31, 2015	Unrealized Depreciation
(16)	CME Ultra Long Term U.S. Treasury Bond Future	Jun-15	$ (2,718,000)	$ (500)

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCKS - 68.5%
	AEROSPACE/DEFENSE - 0.8%
127	Boeing Co.	$ 19,060
79	L-3 Communications Holdings, Inc.	9,937
131	Orbital ATK, Inc.	10,039
180	Spirit AeroSystems Holdings, Inc. *	9,398
		48,434
	AIRLINES - 2.6%
142	Alaska Air Group, Inc.	9,398
66	Allegiant Travel Co.	12,691
66	American Airlines Group, Inc.	3,483
566	China Eastern Airlines Corp Ltd. - ADR *	18,084
1,848	China Southern Airlines Co Ltd. - ADR	66,602
984	Controladora Vuela Cia de Aviacion SAB de CV - ADR *	10,962
150	SkyWest, Inc.	2,192
212	Southwest Airlines Co.	9,392
320	United Continental Holdings, Inc. *	21,520
		154,324
	APPAREL 0.2%
192	Michael Kors Holdings Ltd. *	12,624

	AUTO MANUFACTURERS - 0.5%
1,185	Ford Motor Co.	19,126
241	Tata Motors Ltd. - ADR	10,859
		29,985
	AUTO PARTS & EQUIPMENT - 1.8%
1,235	Cooper Tire & Rubber Co.	52,907
1,935	Goodyear Tire & Rubber Co.	52,400
		105,307
	BANKS - 4.5%
652	Bank of America Corp.	10,034
532	Fifth Third Bancorp	10,028
3,163	NBT Bancorp, Inc.	79,265
214	Pinnacle Financial Partners, Inc.	9,514
2,799	S&T Bancorp, Inc.	79,436
1,466	Tompkins Financial Corp.	78,944
		267,221
	BEVERAGES - 0.6%
227	Coca-Cola Enterprises, Inc.	10,033
68	Monster Beverage Corp. *	9,411
447	Vina Concha y Toro SA	18,452
		37,896
	BIOTECHNOLOGY - 0.0%
30	Ligand Pharmaceuticals, Inc. *	2,313

	BUILDING MATERIALS - 0.4%
694	Headwaters, Inc. *	12,728
111	Vulcan Materials Co.	9,357
		22,085

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares		Value
	CHEMICALS - 1.4%
399	Dow Chemical Co.	$ 19,144
164	Mosaic Co.	7,554
1,494	Sinopec Shanghai Petrochemical Co., Ltd. - ADR	55,741
		82,439
	COMMERCIAL SERVICES - 2.9%
184	Deluxe Corp.	12,748
747	ExamWorks Group, Inc. *	31,090
122	McGraw Hill Financial, Inc.	12,615
121	Moody's Corp.	12,560
3,176	Rollins, Inc.	78,542
351	TAL Education Group - ADR *	11,660
215	Team Health Holdings, Inc. *	12,580
		171,795
	COMPUTERS - 6.1%
153	Apple, Inc.	19,038
150	Cognizant Technology Solutions Corp. *	9,358
4,591	Convergys Corp.	104,996
942	DST Systems, Inc.	104,289
322	Hewlett-Packard Co.	10,034
321	Infosys Ltd. - ADR	11,261
4,198	Sykes Enterprises, Inc. *	104,320
		363,296
	COSMETICS/PERSONAL CARE - 0.1%
373	Coty, Inc.	9,053

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
128	American Express Co.	9,999
48	Credit Acceptance Corp.	9,360
178	Discover Financial Services	10,030
792	ORIX Corp. - ADR *	55,709
243	Lazard Ltd. - MLP	12,779
		97,877
	ELECTRIC - 0.2%
125	DTE Energy Co.	10,086

	ELECTRONICS - 5.3%
9,869	CTS Corp.	177,543
843	Corning, Inc.	19,119
6,288	II-VI, Inc. *	116,076
		312,738
	ENERGY-ALTERNATE SOURCES - 0.0%
82	Green Plains, Inc.	2,341

	FOOD - 0.2%
213	Gruma SAB de CV - ADR	10,823

	HEALTHCARE-PRODUCTS - 2.2%
132	ABIOMED, Inc. *	9,449
1,818	Greatbatch, Inc. *	105,171
81	IDEXX Laboratories, Inc. *	12,513
		127,133

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares		Value
	HEALTHCARE-SERVICES - 1.9%
950	Chemed Corp.	$ 113,430

	HOME BUILDERS - 0.0%
47	Meritage Homes Corp. *	2,286

	HOME FURNISHINGS - 0.2%
70	Harman International Industries, Inc.	9,354

	INSURANCE - 4.9%
224	Berkshire Hathaway, Inc. *	32,328
275	China Life Insurance Co. Ltd. - ADR	18,172
2,915	Employers Holdings, Inc.	78,676
1,011	Navigators Group, Inc. *	78,696
2,496	United Fire Group, Inc.	79,298
		287,170
	INTERNET - 0.7%
330	eBay, Inc. *	19,034
5	Netflix, Inc. *	2,083
16	Priceline Group, Inc. *	18,626
		39,743
	INVESTMENT COMPANIES - 0.5%
442	Administradora de Fondos de Pensiones Provida SA - ADR	31,921

	IRON/STEEL - 1.5%
1,026	Allegheny Technologies, Inc.	30,790
2,296	United States Steel Corp.	56,022
		86,812
	LODGING - 2.7%
3,744	Marcus Corp.	79,710
4,247	Monarch Casino & Resort, Inc. *	81,288
		160,998
	MEDIA - 3.0%
1,403	Gannett Co., Inc.	52,023
1,793	Sinclair Broadcast Group, Inc.	56,318
372	Starz *	12,801
1,640	Twenty-First Century Fox Inc	55,498
		176,640
	METAL FABRICATE/HARDWARE - 0.0%
60	RTI International Metals, Inc. *	2,155

	OFFICE FURNISHINGS - 0.0%
104	Interface, Inc.	2,161

	OIL & GAS - 2.7%
7,104	Northern Oil and Gas, Inc. *	54,772
3,010	Rosetta Resources, Inc. *	51,230
29,817	SandRidge Energy, Inc. *	53,074
		159,076

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares		Value
	PHARMACEUTICALS - 2.6%
215	AbbVie, Inc.	$ 12,586
1	Actavis plc *	116
280	AmerisourceBergen Corp.	31,828
1,340	Depomed, Inc. *	30,029
25	Endo International PLC *	2,243
172	Lannett Co., Inc. *	11,646
1,367	Sagent Pharmaceuticals, Inc. *	31,783
47	Shire PLC - ADR	11,247
106	Valeant Pharmaceuticals International, Inc. *	21,054
		152,532
	REAL ESTATE - 0.3%
604	IRSA Propiedades Comerciales SA - ADR	17,969

	REITS - 3.4%
1,425	BioMed Realty Trust, Inc.	32,290
1,470	Duke Realty Corp.	32,002
373	Macerich Co.	31,455
1,345	Taubman Centers, Inc.	103,740
		199,487
	RETAIL - 1.8%
18	AutoZone, Inc. *	12,279
502	Best Buy Co., Inc.	18,971
75	Biglari Holdings, Inc. *	31,058
205	Brinker International, Inc.	12,620
353	MarineMax, Inc. *	9,358
233	Target Corp.	19,122
37	Urban Outfitters, Inc. *	1,689
		105,097
	SEMICONDUCTORS - 6.4%
1,544	Advanced Semiconductor Engineering, Inc. - ADR	11,117
3,486	Cirrus Logic, Inc. *	115,944
3,636	Diodes, Inc. *	103,844
188	Rudolph Technologies, Inc. *	2,072
2,041	Silicon Laboratories, Inc. *	103,622
95	Skyworks Solutions, Inc.	9,338
231	Freescale Semiconductor Ltd. *	9,416
169	Avago Technologies Ltd.	21,460
		376,813
	SOFTWARE - 0.5%
330	Aspen Technology, Inc. *	12,702
700	Formula Systems 1985 Ltd. - ADR	18,358
		31,060
	TELECOMMUNICATIONS - 3.4%
854	BT Group PLC - ADR	55,655
1,742	Chunghwa Telecom Co., Ltd. - ADR	55,866
191	NICE-Systems Ltd. - ADR	11,638
160	Qorvo, Inc. *	12,752
499	Telecom Argentina SA - ADR	11,332
4,773	Telecom Italia SpA - ADR	55,415
		202,658

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares				Value
	TRANSPORTATION - 0.5%
347	Celadon Group, Inc.			$ 9,445
785	Guangshen Railway Co., Ltd. - ADR			18,149
				27,594

	TOTAL COMMON STOCKS (Cost - $4,019,451)			4,052,726

	EXCHANGE TRADED FUNDS - 19.8%
	DEBT FUNDS - 14.4%
2,975	Direxion Daily 20 Year Plus Treasury Bull 3x Shares			282,506
2,174	iShares 20+ Year Treasury Bond ETF			284,120
3,282	ProShares Ultra 20+ Year Treasury			283,795
				850,421
	EQUITY FUNDS - 5.4%
1,257	ProShares Ultra QQQ			179,185
1,438	ProShares Ultra Russell2000			139,414
				318,599

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,184,010)			1,169,020

	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUNDS - 8.2%
244,396	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.08% (a)			244,396
244,396	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.10% (a)			244,396
	TOTAL SHORT-TERM INVESTMENTS (Cost - $488,792)			488,792

	TOTAL INVESTMENTS - 96.5% (Cost - $5,692,253) (b)			$ 5,710,538
	OTHER ASSETS LESS LIABILITIES - 3.5%			205,127
	NET ASSETS - 100.0%			$ 5,915,665

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund
PLC	Public Limited Company
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $5,722,216 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 89,808
	Unrealized Depreciation:			(101,486)
	Net Unrealized Depreciation:			$ (11,678)
	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	March 31, 2015	Appreciation
2	S&P 500 E-Mini Future	June-15	$ 135,000	$ 1,350

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 97.3%
	EQUITY FUNDS - 97.3%
21,480	Direxion Daily Healthcare Bull 3x Shares *	$ 3,159,064
16,386	Direxion Daily Mid Cap Bull 3X Shares *	1,839,984
7,861	Direxion Daily Retail Bull 3X Shares *	1,013,354
30,021	Direxion Daily Semiconductors Bull 3x Shares	4,084,057
31,191	Direxion Daily Small Cap Bull 3X Shares	2,800,952
18,853	First Trust NYSE Arca Biotechnology Index Fund	2,229,367
33,062	Health Care Select Sector SPDR Fund	2,396,995
6,430	iShares Nasdaq Biotechnology ETF	2,208,255
15,732	iShares PHLX Semiconductor ETF	1,479,123
56,033	iShares Russell 2000 Growth ETF	8,491,801
7,370	iShares Russell Mid-Cap ETF	1,275,894
13,131	iShares Russell Mid-Cap Growth ETF	1,285,919
31,179	iShares Russell Mid-Cap Value ETF	2,346,531
15,480	iShares S&P 500 Growth ETF	1,763,946
16,405	iShares U.S. Healthcare ETF	2,531,620
51,133	Market Vectors Retail ETF	3,959,228
26,581	Market Vectors Semiconductor ETF	1,469,929
100,638	Powershares Dynamic Leisure & Entertainment Portfolio	3,856,448
28,245	Powershares Dynamic Pharmaceuticals Portfolio	2,157,918
16,594	Powershares QQQ Trust Series 1	1,752,326
7,897	ProShares Ultra Consumer Services	853,745
13,804	ProShares Ultra Health Care	1,942,913
71,424	ProShares Ultra MidCap 400 *	5,782,487
37,981	ProShares Ultra Nasdaq Biotechnology *	6,016,950
4,717	ProShares UltraPro MidCap400	622,691
40,373	ProShares Ultra QQQ	5,755,171
88,149	ProShares Ultra Russell2000	8,546,045
45,370	ProShares Ultra S&P500	5,868,609
5,629	ProShares Ultra Semiconductors	502,143
10,023	SPDR S&P Biotech ETF	2,260,186
17,356	SPDR S&P Pharmaceuticals ETF	2,143,813
39,972	SPDR S&P Retail ETF	4,038,771
19,870	SPDR S&P Semiconductor ETF	1,742,201
16,457	Vanguard Growth ETF	1,721,567
12,031	Vanguard Mid-Cap Growth ETF	1,299,589
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $95,523,731)	101,199,592

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUNDS - 2.8%
1,481,774	AIM STIT - Liquid Assets Portfolio - Institutional Class 0.08% (a)	1,481,774
1,481,774	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.10% (a)	1,481,774
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,963,548)	2,963,548

	TOTAL INVESTMENTS - 100.1% (Cost - $98,487,279) (b)	$ 104,163,140
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(147,215)
	NET ASSETS - 100.0%	$ 104,015,925

	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $98,505,387 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 6,712,046
	Unrealized Depreciation:	(1,054,293)
	Net Unrealized Appreciation:	$ 5,657,753

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 21.2%
	ALTERNATIVE FUNDS - 5.2%
11,234	ASG Global Alternatives Fund - Class A	$ 132,337
13,648	Guggenheim Multi-Hedge Strategies Fund - Class H	335,877
		468,214
	ASSET ALLOCATION FUNDS - 8.5%
14,805	ASG Managed Futures Strategy Fund - Class A	181,657
8,589	Dreyfus Dynamic Total Return Fund - Class I	143,436
11,452	John Hancock Funds II - Global Absolute Return Strategies Fund - Class A	129,637
10,525	Putnam Absolute Return 700 Fund - Class A	131,563
13,572	William Blair Macro Allocation Fund - Class I	175,356
		761,649
	EQUITY FUNDS - 7.5%
2,321	Guggenheim Long Short Equity Fund - Class A *	37,507
27,989	Madison Covered Call & Equity Income Fund - Class	266,733
10,530	Schwab Hedged Equity Fund	181,858
12,521	Turner Medical Sciences Long/Short Fund - Investment Class	179,802
		665,900

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,864,099)	1,895,763

	EXCHANGE TRADED FUNDS - 63.6%
	ASSET ALLOCATION FUND - 1.7%
3,425	WisdomTree Managed Futures Strategy Fund *	151,659

	EQUITY FUNDS - 61.9%
764	Consumer Discretionary Select Sector SPDR Fund	57,399
7,005	First Trust Consumer Staples AlphaDEX Fund	312,633
1,341	First Trust Dow Jones Internet Index Fund *	87,058
7,574	First Trust Financial AlphaDEX Fund	178,898
1,223	First Trust Industrials/Producer Durables AlphaDEX Fund	38,109
2,449	First Trust Materials AlphaDEX Fund *	77,829
251	First Trust NYSE Arca Biotechnology Index Fund	29,681
1,992	First Trust S&P REIT Index Fund	46,194
2,015	First Trust Technology AlphaDEX Fund	72,016
8,684	First Trust Utilities AlphaDEX Fund	205,377
780	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	84,248
653	Guggenheim S&P 500 Equal Weight Technology ETF	60,011
1,105	Guggenheim S&P 500 Equal Weight Utilities ETF	82,046
1,306	iShares Cohen & Steers REIT ETF	132,076
604	iShares Global Materials ETF	34,331
610	iShares Global Tech ETF	59,078
349	iShares North American Tech ETF	35,989
2,638	iShares North American Tech-Multimedia Networking ETF	99,505
1,121	iShares North American Tech-Software ETF	107,728
658	iShares Real Estate 50 ETF	31,933
193	iShares Residential Real Estate Capped ETF	11,995
743	iShares U.S. Consumer Services ETF	107,133
1,909	iShares U.S. Financial Services ETF	170,646
2,291	iShares U.S. Industrials ETF	247,130
1,615	iShares US Aerospace & Defense ETF	199,905
1,724	iShares US Pharmaceuticals ETF	297,252
1,653	iShares US Regional Banks ETF	57,640
1,775	iShares US Telecommunications ETF	53,641

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares				Value
	EQUITY FUNDS - 61.9% (continued)
425	iShares US Utilities ETF			$ 47,498
309	Market Vectors Agribusiness ETF			16,562
56	Market Vectors Biotech ETF *			7,256
3,915	Materials Select Sector SPDR Fund			190,974
3,382	PowerShares Aerospace & Defense Portfolio			124,255
2,147	PowerShares DWA Basic Materials Momentum Portfolio			116,024
6,782	Powershares Dynamic Food & Beverage Portfolio			220,279
2,004	Powershares Dynamic Leisure & Entertainment Portfolio			76,793
5,925	PowerShares Dynamic Retail Portfolio			245,710
778	PowerShares S&P SmallCap Consumer Discretionary Portfolio			42,385
2,311	PowerShares S&P SmallCap Financials Portfolio			96,530
2,290	PowerShares S&P SmallCap Health Care Portfolio			157,850
5,839	PowerShares S&P SmallCap Utilities Portfolio			229,006
1,369	Schwab U.S. REIT ETF			55,513
518	SPDR Dow Jones International Real Estate ETF			22,440
1,163	SPDR Dow Jones REIT ETF			109,985
1,706	SPDR S&P Bank ETF			57,168
1,018	SPDR S&P Homebuilders ETF			37,523
856	SPDR S&P Pharmaceuticals ETF			105,733
1,995	SPDR S&P Regional Banking ETF			81,456
1,090	SPDR S&P Retail ETF			110,134
496	SPDR SSgA Global Allocation ETF			17,628
237	Utilities Select Sector SPDR Fund			10,530
324	Vanguard Industrials ETF			34,778
387	Vanguard Information Technology ETF			41,223
1,541	Vanguard Materials ETF			167,229
1,159	Vanguard REIT ETF			97,437
377	Vanguard Utilities ETF			36,494
				5,533,874

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,675,681)			5,685,533

	SHORT-TERM INVESTMENTS - 10.2%
	MONEY MARKET FUNDS - 10.2%
456,425	AIM STIT - Liquid Assets Portfolio - Institution 0.08% (a)			456,425
456,425	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.10% (a)			456,425
	TOTAL SHORT-TERM INVESTMENTS (Cost - $912,850)			912,850

	TOTAL INVESTMENTS - 95.0% (Cost - $8,452,630) (b)			$ 8,494,146
	OTHER ASSETS LESS LIABILITIES - 5.0%			447,473
	NET ASSETS - 100.0%			$ 8,941,619

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $8,491,827 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 97,106
	Unrealized Depreciation:			(94,787)
	Net Unrealized Appreciation:			$ 2,319
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	March 31, 2015	Depreciation
6	NASDAQ 100E-Mini Future	June-15	$ 519,540	$ (2,869)

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board of Trustees (“the Board”). Forward foreign exchange contracts are valued by reference to the forward exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2015 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED BOND FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 28,913,358	$ -	$ -	$ 28,913,358
Short-Term Investments	6,406,544	-	-	6,406,544
Total Assets	$ 35,319,902	$ -	$ -	$ 35,319,902
Liabilities - Derivatives
Futures Contracts	$ (500)	$ -	$ -	$ (500)

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 4,052,726	$ -	$ -	$ 4,052,726
Exchange Traded Funds	1,169,020	-	-	1,169,020
Short-Term Investments	488,792	-	-	488,792
Total Investments	$ 5,710,538	$ -	$ -	$ 5,710,538
Derivatives
Futures Contracts	$ 1,350	$ -	$ -	$ 1,350
Total Assets	$ 5,711,888	$ -	$ -	$ 5,711,888

QUANTIFIED MARKET LEADERS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 101,199,592	$ -	$ -	$ 101,199,592
Short-Term Investments	2,963,548	-	-	2,963,548
Total Investments	$ 104,163,140	$ -	$ -	$ 104,163,140

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
QUANTIFIED ALTERNATIVE INVESTMENT FUND *
Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 1,895,763	$ -	$ -	$ 1,895,763
Exchange Traded Funds	5,685,533	-	-	5,685,533
Short-Term Investments	912,850	-	-	912,850
Total Investments	$ 8,494,146	$ -	$ -	$ 8,494,146
Liabilities - Derivatives
Futures Contracts	$ (2,869)	$ -	$ -	$ (2,899)

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective.   Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract.  If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recorded in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index;  3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in each Fund's Portfolio of Investments  serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 05/29/15

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 05/29/15